Basis of presentation and summary of significant accounting policies	12 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Basis of presentation and summary of significant accounting policies
3. Basis of presentation and summary of significant accounting policies
The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
The Company reclassified certain prior year comparative figures in the consolidated statements of operations and comprehensive loss to conform to the current year’s presentation. This change in presentation did not have an impact on the Company’s financial condition, operating results or cash flows.
Principles of consolidation
The consolidated financial statements include the accounts of Renalytix plc, and its wholly-owned subsidiaries, Renalytix AI, Inc. and Renalytix AI Limited. All inter-company balances and transactions have been eliminated in consolidation. The Company accounts for investments in which it has significant influence but not a controlling financial interest using the equity method of accounting.
Deconsolidation
Upon the occurrence of certain events and on a regular basis, the Company evaluates whether it no longer has a controlling interest in its subsidiaries, including consolidated variable interest entities. If the Company determines it no longer has a controlling interest, the subsidiary is deconsolidated. The Company records a gain or loss on deconsolidation based on the difference on the deconsolidation date between (i) the aggregate of (a) the fair value of any consideration received, (b) the fair value of any retained noncontrolling investment in the former subsidiary and (c) the carrying amount of any noncontrolling interest in the subsidiary being deconsolidated, less (ii) the carrying amount of the former subsidiary’s assets and liabilities.
The Company assesses whether a deconsolidation is required to be presented as discontinued operations in its consolidated financial statements on the deconsolidation date. This assessment is based on whether or not the deconsolidation represents a strategic shift that has or will have a major effect on the Company’s operations or financial results. If the Company determines that a deconsolidation requires presentation as a discontinued operation on the deconsolidation date, or at any point during the one-year
period following such date, it will present the former subsidiary as a discontinued operation in current and comparative period financial statements.
Verici Dx plc
In April 2020, the Company created a wholly-owned subsidiary, Verici Dx plc
 (“VericiDx”), to hold technology
in-licensed
from the Icahn School of Medicine at Mount Sinai (“ISMMS” or “Mount Sinai”) in late 2018. In May 2020, the Company transferred the in-licensed
FractalDx technology and associated assets to VericiDx in exchange for $2.0 million, which was satisfied by the issuance of convertible loan notes of VericiDx to the Company. The reduction of capital necessary to implement this transaction was approved by the Company’s shareholders at a general meeting held on May 15, 2020 and confirmed by the High Court in England and Wales on June 9, 2020. The Company’s board of directors declared the distribution of shares of VericiDx to the then shareholders of the Company, to effect the FractalDx spin-off,
on July 7, 2020, and the distribution occurred on July 10, 2020.
The Company announced on July 8, 2020 that the share capital of VericiDx had been re-designated
into 59,416,134 A Shares of £0.001 each and one golden share of £0.001 (the “Golden Share”) and that Renalytix would retain the Golden Share and its associated controlling voting rights. Subsequent to that announcement, the Company entered into a declaration of trust whereby Renalytix AI plc had declared that it held the Golden Share as nominee and on trust for certain Directors of Renalytix AI and accordingly, the Company itself had no ongoing beneficial interest in VericiDx shares. This triggered a reconsideration event for ongoing consolidation of VericiDx and since the Company was still the primary funding source for VericiDx, the Company continued to hold a controlling financial interest in VericiDx and continued to consolidate VericiDx. Consequently, the

Company recognized noncontrolling interest of $1.6 million to reflect VericiDx’s distribution of A Shares and the Golden Share.
As the Company had been the primary funding source for VericiDx since its distribution to the Company’s stockholders, the operations and financial position of VericiDx were included in the consolidated financial statements of the Company. Participation of the stockholders in the net assets and losses of VericiDx were reflected in the line items “Noncontrolling interests” in the Company’s consolidated balance sheets and “Net loss attributable to the noncontrolling interests” in the Company’s consolidated statements of operations and comprehensive loss. Noncontrolling interests adjusts the Company’s consolidated results of operations and comprehensive loss to exclude all of the losses of VericiDx as Renalytix AI had no direct equity ownership in VericiDx from the date of the distribution through October 28, 2020. Changes in the underlying net book value of VericiDx due to equity issuances are reflected as equity transaction in the Company’s consolidated statements of stockholders’ equity.
On November 3, 2020, VericiDx completed an initial public offering on AIM and raised gross proceeds of £14.5 million (“VericiDx IPO”) triggering a reconsideration event for ongoing consolidation of VericiDx. The VericiDx IPO resulted in the Company no longer having a controlling financial interest in VericiDx as the Company was no longer VericiDx’s primary funding source. VericiDx previously issued the Company an aggregate of $2.5 million in convertible loan notes which reflected the $2.0 million consideration for the FractalDx assets and $0.5 million of additional funding the Company provided VericiDx through October 28, 2020. Prior to the VericiDx IPO, on October 28, 2020, the Company gave notice to convert the aggregate outstanding $2.5 million convertible loan notes into 9,831,681 ordinary shares of VericiDx. As a result of the VericiDx IPO, the Company deconsolidated VericiDx from the consolidated financial statements of the Company as of that date and recognized a gain of $46,000 within other (expense) income in the consolidated statements of operations and comprehensive loss for the year ended June 30, 2021.
As the Company can exert significant influence over, but does not control, VericiDx’s operations through representation on VericiDx’s board of directors, the Company accounts for the investment as an equity method investment and has also elected the fair value option. In connection with the deconsolidation of VericiDx, the Company evaluated whether the results of VericiDx should be presented as discontinued operations for the year ended June 30, 2021. The Company concluded that the deconsolidation of VericiDx, as a r
e
sult of the VericiDx IPO, is not a development that significantly impacts the Company’s overall operations and financial results. Research and development expenses incurred related to this program accounted for a minor portion of the Company’s overall annual research and development expenses and the Company remains focused on developing the KidneyIntelX platform. Therefore, the Company has not presented the results related to VericiDx as discontinued operations in its consolidated statements of operations and comprehensive loss for the year ended June 30, 2021.
Use of estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual results could differ from those estimates. Due to the uncertainty of factors surrounding the estimates or judgments used in the preparation of the consolidated financial statements, actual results may materially vary from these estimates.
Estimates and assumptions are periodically reviewed, and the effects of revisions are reflected in the consolidated financial statements in the period they are determined to be necessary. Significant areas that require management’s estimate include the assumptions used in determining the fair value of share-based awards, recording the prepaid/accrual and associated expense for research and development activities performed for the Company by third parties, determining useful lives of property and equipment and capitalized software, the assessment of noncontrolling interest and equity method investments, fair value measurements, the payable to affiliates and the consolidation and deconsolidation of variable interest entities.
Segment information
The Company manages its operations as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is to make significant improvements in kidney disease diagnosis and prognosis, clinical care, patient stratification for drug clinical trials, and drug target discovery.
Foreign currency
The Company’s consolidated financial statements are presented in U.S. dollars, the reporting currency of the Company. The functional currency of Renalytix plc and Renalytix AI Limited is GB Pounds. The functional currency of Renalytix AI, Inc. is the U.S. dollar. Assets and liabilities of Renalytix plc and Renalytix AI Limited are translated at the rate of exchange at period-end, while the statements of operations are translated at the weighted average exchange rates in effect during the reporting period. The net effect of these translation adjustments is shown as a component of accumulated other comprehensive income (loss). Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in income in the period in which the change occurs and reported in the consolidated statements of operations and comprehensive loss.
Concentrations of credit risk and major customers
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable balances. Periodically, the Company maintains deposits in accredited financial institutions in excess of federally insured limits. The Company deposits its cash in financial institutions that it believes have high credit quality and are not exposed to any unusual credit risk beyond the normal credit risk associated with commercial banking relationships and has not experienced any losses on such accounts.
The Company’s accounts receivable are derived from revenue earned from customers located in the U.S. All of the Company’s revenue has been generated from two customers for the years ended June 30, 2021. The Company performs initial and ongoing credit reviews on customers, which involve consideration of the customers’ financial information, their location, and other factors to assess the customers’ ability to pay.
Fair value of financial instruments
At June 30, 2021, 2020 and 2019, the Company’s financial instruments included accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses and other current liabilities. The carrying amounts of these assets and liabilities approximates fair value due to their short-term nature.
Fair value option
Under the Fair Value Option Subsections of ASC subtopic 825-10,
Financial Instruments – Overall
, the Company has the irrevocable option to report most financial assets and financial liabilities at fair value on an instrument-by-instrument basis, with changes in fair value reported in earnings (see Note 5).
Cash and cash equivalents
The Company considers all highly liquid investments purchased with an original maturity of 90 days or less to be cash equivalents. As of June 30, 2021, the Company had a cash balance of $65.1 million. As of June 30, 2020, the Company had a cash balance of $12.8 million and cash equivalents consisting of $0.5 million held in a money market account. As of June 30, 2019, the Company had a cash balance of $7.2 million and cash equivalents consisting of $1.0 million held in U.S. Treasury Bills.
Short-term investments
Short-term investments consist of debt securities with a maturity date greater than three months when acquired. The Company classifies its short-term investments at the time of purchase as available-for-sale
securities.
Available-for-sale
securities are carried at fair value. Unrealized gains or losses on available-for-sale
securities are reported in accumulated other comprehensive income (loss), a component of the shareholders’ equity, until realized. Short-term investments at June 30, 2020 and 2019 consisted of U.S. Treasury Bills with a fair value of $1.0 million. Unrealized gains (losses) at June 30, 2020 and 2019 were de minimis as their maturity date was 91 days from original purchase. The Company had no short-term investments at June 30, 2021.
Accounts receivable
Accounts receivable are recorded at the invoice amount and

are
non-interest
bearing. The Company considers receivables past due based on the contractual payment terms. The Company reserves specific receivables if collectability is no longer reasonably assured. Estimates for allowances for doubtful accounts are determined based on existing contractual obligations, historical payment patterns, and individual customer circumstances. No reserves have been recorded as of June 30, 2021, 2020 or 2019.
Property and equipment
Property and equipment are recorded at cost. Depreciation is determined using the straight-line method over the estimated useful lives ranging from three to ten years. Expenditures for maintenance and repairs are expensed as incurred while renewals and betterments are capitalized. When property and equipment are sold or otherwise disposed of, the cost and related acc
u
mulated depreciation are eliminated from the accounts and any resulting gain or loss is reflected in operations.
Deferred offering costs
The Company capitalizes certain legal, professional, accounting and other third-party fees that are directly associated with in-process
common equity financings as deferred offering costs until such financings are consummated. After consummation of the equity financing, these costs are recorded as a reduction of additional paid-in
capital generated as a result of such offering. Should an
in-process
equity financing be abandoned, the deferred offering costs will be expensed immediately as a charge to operating expenses in the consolidated statements of operations and comprehensive loss. As of June 30, 2020, the Company had deferred offering costs of $2.4 million related to the IPO on the Nasdaq Global Market which was completed in July 2020. Upon completion of the IPO, the deferred offering costs were reclassified into additional paid-in
capital. The Company had no deferred offering costs as of June 30, 2021 or June 30, 2019.
Performance of contract liability to affiliate
In May 2020, the Company and the Icahn School of Medicine at Mount Sinai entered into an operating agreement (“Kantaro Operating Agreement”) to form a joint venture, Kantaro Biosciences LLC (“Kantaro”), for the purpose of developing and commercializing laboratory tests for the detection of antibodies against SARS-CoV-2 originally developed by Mount Sinai. Kantaro has a fiscal year ending December 31 st
. Kantaro has partnered with Bio-Techne Corporation to develop and launch the new test which are designed for use in any authorized clinical testing laboratory without the need for proprietary equipment. During the year ended June 30, 2021, the Company recognized $1.0 million related to the performance of the contract liability with Kantaro. This represents the allocation of costs for performing services on behalf of Kantaro. There was no such transaction in fiscal 2020 and 2019.
Equity method investments
The Company accounts for equity investments where it owns a
non-controlling
interest, but has the ability to exercise significant influence, under the equity method of accounting. Under the equity method of accounting, the original cost of the investment is adjusted for the Company’s share of equity in the earnings of the equity investee and reduced by dividends and distributions of capital received, unless the fair value option is elected, in which case the investment balance is marked to fair value each reporting period and the impact of changes in fair value of the equity investment are reported in earnings.
Kantaro Biosciences LLC
As the Company can exert significant influence over, but does not control, Kantaro’s operations through voting rights or representation on Kantaro’s board of directors, the Company accounts for this investment using the equity method of accounting. The Company records its share in Kantaro’s earnings and losses in the consolidated statement of operations. The Company assesses its investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognize an impairment loss to adjust the investment to its then-current fair value (see Note 5). The Company owned
25
% of the membership equity units in Kantaro at June
30
,
2021
.
VericiDx plc
As the Company can exert significant influence over, but does not control, VericiDx’s operations through representation on VericiDx’s board of directors, the Company accounts for this investment as an equity method investment and has elected the fair value option because VericiDx’s stock price is readily observable via the London Stock Exchange. Under the fair value option, the investment in VericiDx is recorded at fair value at each reporting period with subsequent changes in fair value reported in the consolidated statements of operations and comprehensive loss. Based on closing stock price of VericiDx, the fair value of the investment in VericiDx was $9.3 million at June 30, 2021. During the year ended June 30, 2021, the Company recorded a fair value adjustment of $6.5 million, in the consolidated statements of operations and comprehensive loss. The Company owned 6.94% of the ordinary shares of VericiDx at June 30, 2021.
Impairment assessment
The Company evaluates its investments that are in unrealized loss positions, if any, and equity method investments for other-than-temporary impairment on a quarterly basis (see Note 5). Such evaluation involves a variety of considerations, including assessments of the risks and uncertainties associated with general economic conditions and distinct conditions affecting specific issuers or investees. Factors considered by the Company include (i) the length of time and the extent to which an investment’s fair value has been below its cost; (ii) the financial condition, credit worthiness, and near-term prospects of the issuer; (iii) the length of time to maturity; (iv) future economic conditions and market forecasts; (v) the Company’s intent and ability to retain its investment for a period of time sufficient to allow for recovery of market value; (vi) an assessment of whether it is more likely than not that the Company will be required to sell its investment before recovery of market value; and (vii) whether events or changes in circumstances indicate that the investment’s carrying amount might not be recoverable.
Software development costs
The Company follows the provisions of ASC 985,
Software
, which requires software development costs for software to marketed externally to be expensed as incurred until the establishment of technological feasibility, at which time those costs are capitalized until the software is available for general release and amortized over its estimated useful life of ten years. For the year ended June 30, 2020, the Company expensed $0.6 million of research and development expenses related to capitalized software. There was no research and development expense related to capitalized software for the years ended June 30, 2021 and 2019. Technological feasibility is established upon the completion of a working model that has been validated.
Revenue recognition
The Company adopted ASC 606 –
Revenue from Contracts

with Customers
(“ASC 606”) on July 1, 2018. The adoption of ASC 606 did not have a material impact on the consolidated financial statements.
Pursuant to ASC 606, the Company recognizes revenue when a customer obtains control of promised goods or services. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they ar
e
 distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.
The Company only applies the five-step model to contracts when it is probable that it will collect the consideration to which it is entitled in exchange for the goods or services that it transfers to the customer. Once a contract is determined to be within the scope of ASC 606 at contract inception, the Company reviews the contract to determine which performance obligations it must deliver and which of these performance obligations are distinct. Certain contracts have options for the customer to acquire additional services. The Company evaluates these options to determine if a material right exists. If, after that evaluation, it determines a material right does exist, it assigns value to the material right based upon the renewal option approach. The Company recognizes as revenue the amount of the transaction price that is allocated to each performance obligation when that performance obligation is satisfied or as it is satisfied. The Company uses present right to payment a
n
d customer acceptance as indicators to determine the transfer of control to the customer occurs at a point in time. Sales tax and other similar taxes are excluded from revenues.
Cost of revenue
Cost of revenue consists of costs directly attributable to the services rendered, including labor costs directly related to revenue generating activities.
Research and development expenses
Research and development costs consist primarily of costs incurred in connection with the development of KidneyIntelX and other studies for KidneyIntelX to determine clinical value and performance in different CKD populations. Research and development costs are expensed as incurred.
Share-based compensation
The Company measures equity classified share-based awards granted to employees and nonemployees based on the estimated fair value on the date of grant and recognizes compensation expense of those awards over the requisite service period, which is the vesting period of the respective award. The Company accounts for forfeitures as they occur. For share-based awards with service-based vesting conditions, the Company recognizes compensation expense on a straight-line basis over the service period. The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model, which requires inputs based on certain subjective assumptions, including the expected stock price volatility, the expected term of the option, the risk-free interest rate for a period that approximates the expected term of the option, and the Company’s expected dividend yield. The Company was a privately-held organization prior to November 2018 and has been a
publicly-traded company for a limited period of time and therefore lacks company-specific historical and implied volatility information for its shares. Therefore, it estimates its expected share price volatility based on the historical volatility of publicly-traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded share price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is none based on the fact that the Company has never paid cash dividends on ordinary shares and does not expect to pay any cash dividends in the foreseeable future.
The Company classifies share-based compensation expense in its consolidated statement of operations and comprehensive loss in the same manner in which the award recipient’s payroll costs are classified or in which the award recipient’s service payments are classified.
Income taxes
Income taxes are accounted for under the asset and liability method as required by FASB ASC Topic 740,
Income Taxes
(ASC 740). Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A reduction in the carrying value of the deferred tax assets is required when it is not more likely than not that such deferred tax assets are realizable.
FASB ASC Subtopic 740-10,
Accounting for Uncertainty of Income Taxes
(ASC 740-10), defines the criterion an individual tax position must meet for any part of the benefit of the tax position to be recognized in financial statements prepared in conformity with U.S. GAAP. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not such tax position will be sustained on examination by the taxing authorities, based solely on the technical merits of the respective tax position. The tax benefits recognized in the financial statements from such a tax position should be measured based on the largest benefit having a greater than 50% likelihood of being realized upon ultimate settlement with the tax authority. In accordance with disclosure requirements of ASC 740-10, the Company’s policy on income statement classification of interest and penalties related to income tax obligations is to include such items as part of income tax expense.
Comprehensive loss
Comprehensive loss includes net loss as well as other changes in shareholders’ equity that result from transactions and economic events other than those with shareholders. For the periods presented the only other changes in shareholders’ equity is from foreign currency translation.
Net loss per ordinary share
Basic net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during each period. Diluted net loss per ordinary share includes the effect, if any, from the potential exercise or conversion of securities, such as options which would result in the issuance of incremental ordinary shares. Potentially dilutive securities outstanding as of June 30, 2021, 2020 and 2019 have been excluded from the computation of diluted weighted average shares outstanding as they would be anti-dilutive. Therefore, the weighted average number of shares used to calculate both basic and diluted net loss per share are the same.
As of June 30, 2021 and 2020, there were 4,265,958, 3,028,858 and 2,195,697 shares, respectively, issuable upon exercise of outstanding options that were anti-dilutive and excluded from diluted loss per share for the years ended June 30, 2021, 2020 and 2019, respectively.
Emerging growth company
The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”). Under the JOBS Act, companies have extended transition periods available for complying with new or revised accounting standards. The Company has elected to avail itself of this exemption and, therefore, while the Company is an emerging growth company it will not be subject to new or revised accounting standards at the same time that they become applicable to other public emerging growth companies that have not elected to avail themselves of this exemption.
Recently issued accounting

pronouncements
In February 2016, the FASB issued ASU 2016-02,
Leases (Topic 842)
, in order to inc
r
ease transparency and comparability among organizations by, among other provisions, recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous U.S. GAAP. For public companies, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018 (including interim periods within those periods) using a modified retrospective approach and early adoption is permitted. In transition, entities may also elect a package of practical expedients that must be applied in its entirety to all leases commencing before the adoption date, unless the lease is modified, and permits entities to not reassess (a) the existence of a lease, (b) the lease classification or (c) the determination of initial direct costs, as of the adoption date, which effectively allows entities to carryforward accounting conclusions under previous U.S. GAAP. In July 2018, the FASB issued ASU 2018-11,
Leases (Topic 842): Targeted Improvements
, which provides entities an optional transition method to apply the guidance under Topic 842 as of the adoption date, rather than as of the earliest period presented. In June 2020, the FASB issued ASU No 2020-05 that further delayed the effective date of Topic 842 to fiscal years beginning July 1, 2022, and interim periods within those years. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments
, which requires measurement and recognition of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This is different from the current guidance as this will require immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets. The new guidance w
i
ll be effective for the Company on July 1, 2023. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 simplifies the accounting for income taxes by removing exceptions within the general principles of Topic 740 regarding the calculation of deferred tax liabilities, the incremental approach for intraperiod tax allocation, and calculating income taxes in an interim period. In addition, the ASU adds clarifications to the accounting for franchise tax (or similar tax), which is partially based on income, evaluating tax basis of goodwill recognized from a business combination and reflecting the effect of any enacted changes in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The ASU is effective for fiscal year beginning after December 15, 2020, and will be applied either retrospectively or prospectively based upon the applicable amendments. Early adoption is permitted. The Company has elected to adopt this ASU as of January 1, 2020 on a prospective basis. The adoption of
ASU 2019-12
did not have a material impact on the current financial statements.
In January 2020, FASB issued ASU 2020-01,
Investments-Equity Securities (Topic 321), Investments-Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815)
, which, generally, provides guidance for investments in entities accounted for under the equity method of accounting. ASU 2020-01 is effective for all entities with fiscal years beginning after December 15, 2021, including interim periods therein. The Company is currently evaluating the impact of adopting this guidance to its consolidated financial statements.